SHORT-TERM DEBT AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM DEBT AND LONG-TERM DEBT
Schedule of loans and financing

	2021	2020
Working capital	480,905	1,178,557
Financing of property, plant and equipment and others	102,232	333,797
Ten/Thirty Year Bonds	10,526,649	13,100,580
Total Loans and Financing	11,109,786	14,612,934
Current	234,537	1,424,043
Non-current	10,875,249	13,188,891

Principal amount of loans and Financing	10,952,983	14,413,188
Interest accrued of loans and Financing	156,803	199,746
Total	11,109,786	14,612,934

(*) Weighted average effective interest costs on December 31, 2021, which represents total of 5.76%.

Schedule of loans and financing by currency

	2021	2020
Brazilian Real (BRL)	461,187	1,245,988
U.S. Dollar (USD)	10,535,532	13,366,946
Other currencies	113,067	—
	11,109,786	14,612,934

Schedule of amortization of long term loans and financing

	2021	2020
2022	—	5,210
2023	1,115,211	2,108,324
2024	878,044	1,813,225
2025	405,788	682,422
2026 on	8,476,206	8,579,710
	10,875,249	13,188,891